Osterweis Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 97.3%
Aerospace & Defense: 6.3%
78,620	Airbus SE - ADR	$3,032,374
18,785	L3Harris Technologies, Inc.	3,956,497
51,395	Safran SA - ADR	2,268,061
		9,256,932
Broadline Retail: 4.7%
45,085	Amazon.com, Inc. [1]	6,850,215

Chemicals: 3.2%
11,250	Air Products & Chemicals, Inc.	3,080,250
3,875	Linde PLC	1,591,501
		4,671,751
Commercial Services & Supplies: 3.0%
29,795	Waste Connections, Inc.	4,447,500

Consumer Staples Distribution & Retail: 6.6%
61,380	Sysco Corp.	4,488,720
36,760	Target Corp.	5,235,359
		9,724,079
Electrical Equipment: 2.5%
22,210	AMETEK, Inc.	3,662,207

Electronic Equipment, Instruments & Components: 2.2%
19,955	Keysight Technologies, Inc. [1]	3,174,641

Financial Services: 3.3%
18,730	Visa, Inc. - Class A	4,876,355

Ground Transportation: 4.4%
6,615	Old Dominion Freight Line, Inc.	2,681,258
15,440	Union Pacific Corp.	3,792,373
		6,473,631
Health Care Equipment & Supplies: 7.7%
17,245	Becton Dickinson & Co.	4,204,848
90,495	Boston Scientific Corp. [1]	5,231,516
7,455	Teleflex, Inc.	1,858,830
		11,295,194
Industrial REITs: 3.0%
23,835	EastGroup Properties, Inc.	4,374,676

Insurance: 5.1%
47,575	Brown & Brown, Inc.	3,383,058
26,015	The Progressive Corp.	4,143,669
		7,526,727
Interactive Media & Services: 5.6%
58,645	Alphabet, Inc. - Class C [1]	8,264,840

IT Services: 1.9%
7,905	Accenture PLC - Class A	2,773,943

Life Sciences Tools & Services: 6.5%
20,055	Agilent Technologies, Inc.	2,788,247
13,750	Danaher Corp.	3,180,925
6,584	Thermo Fisher Scientific, Inc.	3,494,721
		9,463,893
Personal Care Products: 2.2%
148,588	Kenvue, Inc.	3,199,100

Semiconductors & Semiconductor Equipment: 9.9%
27,006	Advanced Micro Devices, Inc. [1]	3,980,955
17,850	Analog Devices, Inc.	3,544,296
19,589	Applied Materials, Inc.	3,174,789
45,045	Micron Technology, Inc.	3,844,140
		14,544,180
Software: 13.8%
9,285	Adobe, Inc. [1]	5,539,431
33,829	Microsoft Corp.	12,721,057
3,810	Synopsys, Inc. [1]	1,961,807
		20,222,295
Specialized REITs: 2.3%
31,130	Lamar Advertising Co. - Class A	3,308,496

Specialty Retail: 3.1%
32,265	Ross Stores, Inc.	4,465,153
TOTAL COMMON STOCKS (Cost $87,618,301)		142,575,808

Shares
SHORT-TERM INVESTMENTS: 2.7%
Money Market Funds: 2.7%
4,029,377	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.221% [2]	4,029,377
Total Money Market Funds: 2.7%		4,029,377

TOTAL SHORT-TERM INVESTMENTS (Cost $4,029,377)		4,029,377

TOTAL INVESTMENTS IN SECURITIES: 100.0% (Cost $91,647,678)		146,605,185
Liabilities in Excess of Other Assets: (0.0)% [3]		(4,849)
TOTAL NET ASSETS: 100.0%		$146,600,336

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
T

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.
[3]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Osterweis Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,575,808	$–	$–	$142,575,808
Short-Term Investments	4,029,377	–	–	4,029,377
Total Investments in Securities	$146,605,185	$–	$–	$146,605,185